NON-CONTROLLING INTERESTS - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	$ 4,684	$ 4,874
Total assets	25,308	25,264
Current liabilities	1,747	1,819
Total liabilities	14,241	14,951
Pueblo Viejo
Disclosure of subsidiaries [line items]
Current assets	488	833
Non-current assets	3,489	3,703
Total assets	3,977	4,536
Current liabilities	907	1,357
Non-current liabilities	248	603
Total liabilities	1,155	1,960
Acacia
Disclosure of subsidiaries [line items]
Current assets	464	673
Non-current assets	1,333	1,725
Total assets	1,797	2,398
Current liabilities	212	71
Non-current liabilities	280	381
Total liabilities	$ 492	$ 452